Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2005 Fund	May 30, 2024
Fidelity Freedom 2005 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.45%
Past 5 years	4.12%
Past 10 years	3.81%
Fidelity Freedom 2005 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.26%
Past 5 years	2.49%
Past 10 years	2.37%
Fidelity Freedom 2005 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.08%
Past 5 years	2.77%
Past 10 years	2.56%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Past 10 years	3.86%